Quarterly Holdings Report
for
Fidelity® New Millennium ETF
October 31, 2021
OTF-NPRT1-1221
1.9897905.101

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.3%
	Shares	Value
COMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 1.3%
Verizon Communications, Inc.	14,925	$ 790,876
Media – 4.0%
Comcast Corp. Class A	27,682	1,423,685
Omnicom Group, Inc.	6,491	441,907
The Interpublic Group of Cos., Inc.	16,264	594,775
		2,460,367
TOTAL COMMUNICATION SERVICES		3,251,243
CONSUMER DISCRETIONARY – 10.3%
Auto Components – 0.3%
Magna International, Inc.	2,460	199,998
Automobiles – 1.5%
General Motors Co. (a)	9,845	535,863
Stellantis N.V.	17,465	348,252
		884,115
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc. (a)	194	469,631
Churchill Downs, Inc.	1,423	327,290
		796,921
Household Durables – 2.0%
D.R. Horton, Inc.	6,062	541,155
Mohawk Industries, Inc. (a)	1,864	330,319
NVR, Inc. (a)	74	362,215
		1,233,689
Internet & Direct Marketing Retail – 1.6%
Coupang, Inc. (a)	18,463	549,459
eBay, Inc.	3,523	270,285
Farfetch Ltd. Class A (a)	3,692	144,763
		964,507
Leisure Products – 0.2%
Peloton Interactive, Inc. Class A (a)	1,467	134,143
Specialty Retail – 1.7%
AutoZone, Inc. (a)	236	421,222
Best Buy Co., Inc.	2,744	335,427
National Vision Holdings, Inc. (a)	3,068	189,111
Vroom, Inc. (a)	3,392	64,889
		1,010,649
Textiles, Apparel & Luxury Goods – 1.7%
PVH Corp. (a)	2,779	303,828
Ralph Lauren Corp.	1,586	201,692
Tapestry, Inc.	8,925	347,897
Under Armour, Inc. Class A (a)	9,643	211,760
		1,065,177
TOTAL CONSUMER DISCRETIONARY		6,289,199
CONSUMER STAPLES – 3.9%
Beverages – 1.8%
Diageo PLC ADR	1,738	347,026
Molson Coors Beverage Co. Class B	3,833	168,997

	Shares	Value

The Coca-Cola Co.	10,918	$ 615,448
		1,131,471
Food & Staples Retailing – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	6,002	350,757
The Kroger Co.	11,502	460,310
		811,067
Tobacco – 0.8%
Altria Group, Inc.	10,522	464,125
TOTAL CONSUMER STAPLES		2,406,663
ENERGY – 11.5%
Energy Equipment & Services – 0.9%
Oceaneering International, Inc. (a)	13,037	177,303
Schlumberger N.V.	10,467	337,666
TechnipFMC PLC (a)	7,211	53,145
		568,114
Oil, Gas & Consumable Fuels – 10.6%
Canadian Natural Resources Ltd.	16,686	709,322
Cheniere Energy, Inc. (a)	8,729	902,579
EQT Corp. (a)	25,034	498,427
Exxon Mobil Corp.	27,076	1,745,590
Golar LNG Ltd. (a)	18,895	246,202
Hess Corp.	13,423	1,108,337
Range Resources Corp. (a)	11,839	276,085
The Williams Cos., Inc.	22,892	643,036
Valero Energy Corp.	4,135	319,759
		6,449,337
TOTAL ENERGY		7,017,451
FINANCIALS – 20.1%
Banks – 10.2%
Bank of America Corp.	34,200	1,634,076
Comerica, Inc.	4,099	348,784
HDFC Bank Ltd. ADR	3,583	257,653
The PNC Financial Services Group, Inc.	6,699	1,413,690
Wells Fargo & Co.	51,191	2,618,932
		6,273,135
Capital Markets – 2.6%
Goldman Sachs Group, Inc.	2,006	829,180
Morgan Stanley	7,572	778,250
		1,607,430
Insurance – 5.9%
American International Group, Inc.	23,634	1,396,533
Arch Capital Group Ltd. (a)	9,345	390,808
Chubb Ltd.	4,645	907,540
First American Financial Corp.	3,256	238,144
MetLife, Inc.	8,563	537,757
RenaissanceRe Holdings Ltd.	819	116,134
		3,586,916

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – 1.4%
Radian Group, Inc.	35,502	$ 847,433
TOTAL FINANCIALS		12,314,914
HEALTH CARE – 16.3%
Biotechnology – 1.2%
Amgen, Inc.	2,292	474,375
Regeneron Pharmaceuticals, Inc. (a)	420	268,775
		743,150
Health Care Equipment & Supplies – 4.3%
Becton Dickinson and Co.	2,182	522,786
Boston Scientific Corp. (a)	14,549	627,499
Butterfly Network, Inc. (a)	33,548	346,215
Danaher Corp.	2,678	834,920
Hologic, Inc. (a)	4,101	300,644
		2,632,064
Health Care Providers & Services – 4.4%
Centene Corp. (a)	6,970	496,543
Cigna Corp.	2,522	538,724
Guardant Health, Inc. (a)	1,849	215,945
Oak Street Health, Inc. (a)	3,554	167,855
UnitedHealth Group, Inc.	2,325	1,070,593
Universal Health Services, Inc. Class B	1,729	214,569
		2,704,229
Life Sciences Tools & Services – 1.2%
Bruker Corp.	8,621	692,266
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	24,926	1,455,679
Eli Lilly & Co.	4,174	1,063,368
Sanofi ADR	6,352	320,331
Viatris, Inc.	25,569	341,346
		3,180,724
TOTAL HEALTH CARE		9,952,433
INDUSTRIALS – 14.0%
Aerospace & Defense – 3.5%
BWX Technologies, Inc.	5,222	296,296
General Dynamics Corp.	3,050	618,388
Huntington Ingalls Industries, Inc.	2,888	585,484
Northrop Grumman Corp.	1,742	622,277
		2,122,445
Air Freight & Logistics – 0.4%
GXO Logistics, Inc. (a)	2,802	248,817
Airlines – 0.3%
JetBlue Airways Corp. (a)	12,161	170,619
Building Products – 0.8%
Fortune Brands Home & Security, Inc.	3,112	315,557
JELD-WEN Holding, Inc. (a)	6,457	176,986
		492,543

	Shares	Value

Commercial Services & Supplies – 0.4%
Stericycle, Inc. (a)	3,701	$ 247,671
Construction & Engineering – 0.6%
AECOM (a)	3,042	207,982
Argan, Inc.	4,089	168,712
		376,694
Electrical Equipment – 0.5%
Sensata Technologies Holding PLC (a)	5,811	320,186
Industrial Conglomerates – 4.9%
General Electric Co.	28,731	3,013,020
Machinery – 0.7%
Donaldson Co., Inc.	3,007	180,450
Pentair PLC	3,538	261,706
		442,156
Professional Services – 0.7%
Leidos Holdings, Inc.	2,376	237,553
Science Applications International Corp.	1,803	161,873
		399,426
Road & Rail – 1.2%
Knight-Swift Transportation Holdings, Inc.	8,713	493,940
XPO Logistics, Inc. (a)	2,689	230,716
		724,656
TOTAL INDUSTRIALS		8,558,233
INFORMATION TECHNOLOGY – 7.4%
Communications Equipment – 2.1%
Cisco Systems, Inc.	17,365	971,919
Telefonaktiebolaget LM Ericsson ADR	30,805	334,850
		1,306,769
Electronic Equipment, Instruments & Components – 0.9%
Keysight Technologies, Inc. (a)	2,891	520,438
IT Services – 2.7%
Akamai Technologies, Inc. (a)	3,160	333,254
Euronet Worldwide, Inc. (a)	1,461	163,910
Fidelity National Information Services, Inc.	3,183	352,485
Visa, Inc. Class A	3,791	802,820
		1,652,469
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	2,347	407,181
Intel Corp.	12,542	614,558
		1,021,739
TOTAL INFORMATION TECHNOLOGY		4,501,415
MATERIALS – 3.9%
Chemicals – 1.2%
Nutrien Ltd.	4,053	283,345
Olin Corp.	8,095	461,253
		744,598
Containers & Packaging – 1.2%
Avery Dennison Corp.	1,409	306,768
O-I Glass, Inc. (a)	32,061	418,396

Quarterly Report	3

Common Stocks – continued
	Shares	Value
MATERIALS – continued
Containers & Packaging – continued
		725,164
Metals & Mining – 1.5%
Commercial Metals Co.	4,035	$ 129,846
Freeport-McMoRan, Inc.	11,890	448,491
Royal Gold, Inc.	1,702	168,532
Steel Dynamics, Inc.	2,711	179,143
		926,012
TOTAL MATERIALS		2,395,774
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 3.1%
Cousins Properties, Inc.	4,625	183,196
Gaming and Leisure Properties, Inc.	7,035	341,127
Healthcare Trust of America, Inc. Class A	5,889	196,634
Simon Property Group, Inc.	1,937	283,925
Spirit Realty Capital, Inc.	6,805	332,969
VEREIT, Inc.	3,765	189,380
VICI Properties, Inc.	11,591	340,196
TOTAL REAL ESTATE		1,867,427
UTILITIES – 2.5%
Electric Utilities – 2.1%
Duke Energy Corp.	6,184	630,830

	Shares	Value

FirstEnergy Corp.	5,645	$217,502
The Southern Co.	6,917	431,067
		1,279,399
Independent Power and Renewable Electricity Producers – 0.4%
The AES Corp.	11,009	276,656
TOTAL UTILITIES		1,556,055
TOTAL COMMON STOCKS (Cost $51,655,627)		60,110,807
Money Market Fund – 1.7%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,060,169)	1,060,169	1,060,169
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $52,715,796)		61,170,976
NET OTHER ASSETS (LIABILITIES) – 0.0%		12,699
NET ASSETS – 100.0%		$61,183,675

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	5

6	Quarterly Report